Subsequent Event	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Event
10. SUBSEQUENT EVENT
In early November 2022, the Company reached a settlement with one of its technology vendors regarding alleged intellectual property infringement. As a result of the settlement, the Company will receive
$0.75
million upon execution of an amended master services agreement (MSA) and another
 $0.75
million by January 31, 2023. The execution of the MSA is anticipated to occur in late 2022.